Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Loss Per Share [Abstract]
Summary of earnings per share
	Years Ended December 31,
	2016	2015
Numerator:
Net loss	$(12,726,080)	$(6,381,862)

Denominator:
Weighted average number of common shares outstanding-basic and diluted	177,459,678	151,682,554

Basic and diluted loss per share	$(0.07)	$(0.04)